Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2021	$ 2,211,329	$ 5,736,593	$ 13,559	$ 632,103	$ (4,170,926)
Vesting of share awards	0	8,501	(8,501)
Share-based compensation	3,159	8,501	3,159
Repurchase of common shares for cancellation	(158,977)	(245,430)	86,453
Transfers for liability-classified awards	(4,791)		(4,791)
Comprehensive income (loss)	979,697			124,092	855,605
Ending balance at Dec. 31, 2022	3,030,417	5,499,664	89,879	756,195	(3,315,321)
Issued on corporate acquisition	1,347,751	1,326,435	21,316
Vesting of share awards	(11,233)	26,229	(37,462)
Share-based compensation	16,237		16,237
Repurchase of common shares for cancellation	(221,932)	(325,039)	103,107
Transfers for liability-classified awards	0
Dividends declared	(37,519)				(37,519)
Comprehensive income (loss)	(298,634)			(65,278)	(233,356)
Ending balance at Dec. 31, 2023	$ 3,825,087	$ 6,527,289	$ 193,077	$ 690,917	$ (3,586,196)